INTANGIBLE ASSETS (Details) - AUD ($)	Jun. 30, 2017	Jun. 30, 2016
Patents
INTANGIBLE ASSETS
Total net intangible assets		$ 91,840
Other intangible assets
INTANGIBLE ASSETS
Total net intangible assets		$ 516,637
At cost | Patents
INTANGIBLE ASSETS
Total net intangible assets	$ 36,662,592
At cost | Other intangible assets
INTANGIBLE ASSETS
Total net intangible assets	1,033,273
Accumulated depreciation | Patents
INTANGIBLE ASSETS
Total net intangible assets	(32,950,533)
Accumulated depreciation | Other intangible assets
INTANGIBLE ASSETS
Total net intangible assets	(568,300)
Impairment losses | Patents
INTANGIBLE ASSETS
Total net intangible assets	(3,712,059)
Impairment losses | Other intangible assets
INTANGIBLE ASSETS
Total net intangible assets	$ (464,973)